COMMITMENTS AND CONTINGENCIES (Details Textual)	12 Months Ended
Dec. 31, 2019 USD ($)
Commitments and Contingencies (Textual)
Leased term	3 years
Maturity of lease agreement	Dec. 16, 2019
California [Member]
Commitments and Contingencies (Textual)
Monthly rental payment	$ 4,000